Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	1.855
Maximum Aggregate Offering Price	$ 13,912,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,921.32
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant's ordinary shares on the Nasdaq Capital Market on June 17, 2026. Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminable number of additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. The Registrant previously filed a Registration Statement on Form F-1 with the Securities and Exchange Commission on May 13, 2026 (File No. 333-295841), which was declared effective on May 19, 2026 (the ''Prior Registration Statement''), that registered an aggregate of 3,000,000 ordinary shares to be offered by the Registrant from time to time. With respect to the 3,000,000 ordinary shares registered on the Prior Registration Statement, the Registrant paid a filing fee of $754.03. In connection therewith, 822,818 ordinary shares remain unsold, leaving $206.80 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). In accordance with Rule 457(p) under the Securities Act, the Registrant is using the $206.80 in unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, a registration fee of $1,714.52 is due to be paid at this time. Concurrently with the effectiveness of this registration statement, any offering of unsold securities pursuant to the Prior Registration Statement is hereby terminated.